RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense - Defined contribution pension schemes [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 261	£ 295	£ 257
Net interest amount	(22)	(1)	(40)
Past service credits and curtailments	12	10
Settlements	1	3	6
Past service cost – plan amendments	108	14	20
Plan administration costs incurred during the year	41	41	36
Total defined benefit pension expense	£ 401	£ 362	£ 279